PER SHARE DATA (Details) (USD $)	3 Months Ended									6 Months Ended		12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Apr. 30, 2013	Apr. 30, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Per Share Data Details
Weighted average combined shares of common stock outstanding used to compute basic earnings per combined share	2,450,424			2,450,424						2,450,424	2,450,424	2,450,424	2,450,424	2,450,424
Net loss before discontinued operations	$ (2,931,889)			$ (498,503)						$ (3,501,469)	$ (1,004,809)	$ (1,214,912)	$ (2,587,540)	$ (3,815,759)
Net loss before discontinued operations (per share)	$ (1.20)	$ 0.07	$ (0.15)	$ (0.20)	$ (0.21)	$ (0.38)	$ (0.21)	$ (0.24)	$ (0.23)	$ (1.43)	$ (0.41)	$ (0.49)	$ (1.06)	$ (1.56)
Net (loss) income from discontinued operations	1,425	(47,055)	(173)	(4,916)	8,422	(205,691)	107,884	106,564	104,018	1,421	(2,039)	(43,722)	112,775	406,679
Income from discontinued operations, net of tax( per share)	$ 0.00			$ 0.00						$ 0.00	$ 0.00	$ (0.02)	$ 0.05	$ 0.17
Net loss	$ (2,930,464)	$ 120,576	$ (372,362)	$ (503,419)	$ (503,429)	$ (1,148,076)	$ (377,474)	$ (488,563)	$ (460,652)	$ (3,500,048)	$ (1,006,848)	$ (1,258,634)	$ (2,474,765)	$ (3,409,080)
Basic loss per weighted average combined share (per share)	$ (1.20)	$ 0.05	$ (0.15)	$ (0.20)	$ (0.21)	$ (0.47)	$ (0.15)	$ (0.20)	$ (0.19)	$ (1.43)	$ (0.41)	$ (0.51)	$ (1.01)	$ (1.39)